Schedule of related party transactions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Trade accounts receivable		R$ 7,153,565	R$ 4,731,979
Trade accounts receivable		12,240
Inventories		16,335,101	8,383,650
Inventories		9,927
Other receivabels		287
Other eeceivabels non current		38,987
Assets		92,564,368	86,083,919
Assets1		61,441
Trade payables		12,053,266	9,946,315
Trade and other current payables1		248,435
Other current payables		1,452,396	466,341
Other current payables1		297,329
Loan to non-controlling shareholders of Braskem Idesa	[1]	3,646,538	3,222,493
Total liabilities		4,192,302
Sales of products		105,625,201	58,543,494	R$ 52,323,525
Purchases of raw materials, finished goods services and utilities		73,568,231	47,331,414	45,879,118
Financial income (expenses), net		(8,082,524)	(9,611,892)	(4,756,751)
Other expenses		(1,134,803)	(7,187,872)	(2,038,508)
Petrobras and subsidiaries member
IfrsStatementLineItems [Line Items]
Trade accounts receivable		4,894	6,354
Inventories		9,927	35,998
Other receivabels		287
Other eeceivabels non current		38,987
Assets		54,095	42,352
Trade payables		134,063	601,203
Other current payables		296,984	478
Total liabilities		431,047	601,681
Sales of products		171,665	182,521	665,417
Purchases of raw materials, finished goods services and utilities		(19,833,063)	(14,566,840)	(12,584,453)
Financial income (expenses), net		(11,758)	(3,810)	(5)
Other expenses		(217,497)
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable		7,346	14,509
Dividends and interest on capital			165
Assets		7,346	14,674
Trade payables		11,113	9,641
Other current payables		345	119
Loan to non-controlling shareholders of Braskem Idesa		3,646,538	3,222,493
Total liabilities		3,657,996	3,232,253
Sales of products		540,855	326,825	588,785
Purchases of raw materials, finished goods services and utilities			(20,350)	(10,738)
Purchases of raw materials, finished goods services and utilities		(6,953)
Financial income (expenses), net		(245,819)	(818)	(10,967)
Post-employment benefits plan ("EPE") Private pension ("Vexty")		(67,273)	(46,738)	(50,889)
Related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable			20,863
Inventories			35,998
Dividends and interest on capital			165
Assets1			57,026
Trade and other current payables1			643,944
Other current payables1			597
Loan to non-controlling shareholders of Braskem Idesa			3,222,493
Total liabilities			3,867,034
Sales of products		712,520	509,346	1,254,202
Purchases of raw materials, finished goods services and utilities		(306,426)	(133,127)	(293,501)
Purchases of raw materials, finished goods services and utilities		(20,146,442)	(14,720,317)	(12,888,692)
Finance income cost1		(257,718)	(5,080)	(11,068)
Post-employment benefits plan ("EPE") Private pension ("Vexty")		(67,273)	(46,738)	(50,889)
Other operating income expense1		(217,497)		(34,873)
Odebrecht and subsidiaries and associates member
IfrsStatementLineItems [Line Items]
Trade payables		103,259	33,100
Total liabilities		103,259	33,100
Financial income (expenses), net		R$ (141)	R$ (452)	(96)
Other expenses				R$ (34,873)

[1]	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.